Results for the Year - AbbVie Collaboration Agreement (Details) - AbbVie kr in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jun. 10, 2020 USD ($) item	Jun. 10, 2020 DKK (kr) item	Jul. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment | $	$ 750		$ 750
Number of performance obligations	4	4
Contract transaction price	$ 750	kr 4,911
Number of delivery license programs	3	3
Revenue from performance obligations satisfied or partially satisfied in previous periods | kr				kr 0
Performance obligation Revenue recognition period	7 years	7 years		7 years
Performance obligations satisfied at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract transaction price	$ 672	kr 4,398
Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract transaction price	$ 78	kr 513